PROVISIONS	12 Months Ended
Mar. 31, 2024
Other provisions, contingent liabilities and contingent assets [Abstract]
PROVISIONS	PROVISIONS

	Warranty	Restructuring	Other	Total
Balance, at March 31, 2022	$12,793	$10,610	$1,422	$24,825
Provisions made	3,559	27,487	8,822	39,868
Provisions used	(5,838)	(19,773)	(9,372)	(34,983)
Exchange adjustments	588	266	36	890
Balance, at March 31, 2023	$11,102	$18,590	$908	$30,600
Provisions made	6,460	22,790	10,362	39,612
Acquisition of subsidiaries	522	—	—	522
Provisions used	(4,862)	(19,445)	(10,352)	(34,659)
Exchange adjustments	(30)	(72)	5	(97)
Balance, at March 31, 2024	$13,192	$21,863	$923	$35,978

Warranty provisions
Warranty provisions are related to sales of products and are based on experience reflecting statistical trends of warranty costs.
Restructuring
Restructuring charges are recognized in the period incurred and when the criteria for provisions are fulfilled. Termination benefits are recognized as a liability and an expense when the Company is demonstrably committed through a formal restructuring plan.

The Company periodically undertakes reviews of its operations to ensure alignment with strategic market opportunities. As part of this review, the Company identified an opportunity to improve the cost structure of the organization and reallocate investment to growth areas. In fiscal 2024, restructuring expenses of $22,790 were recorded in relation to the reorganization.

In fiscal 2023, the Company completed a reorganization plan which primarily impacted certain management positions.
Other provisions
Other provisions are related to medical insurance expenses that have been incurred during the period but are not yet paid, and other miscellaneous provisions.